Schedule for Fixed Income Securities Based on Contractual Maturities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amortized cost
Due in one year or less	$ 33,429
Due after one year through five years	132,690
Due after five years through ten years	93,657
Due after ten years	12,974
Available for sale Securities, Debt Maturities, with Single Maturity Date, Amortized Cost, Total	272,750
RMBS and CMBS	36,574
Total	309,324
Fair value
Due in one year or less	34,027
Due after one year through five years	141,438
Due after five years through ten years	103,296
Due after ten years	13,458
Available for sale Securities, Debt Maturities, with Single Maturity Date, Fair Value, Total	292,219
RMBS and CMBS	38,340
Fair value	$ 330,559	$ 333,640